CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 137	$ 17
Accounts receivable	2,397	1,434
Current income taxes receivable	322	851
Inventory	894	689
Prepaids and other	175	149
Investments	893	913
Current portion of other long-term assets	79	283
Current assets	4,897	4,336
Non-current assets
Exploration and evaluation assets	2,632	2,382
Property, plant and equipment	65,170	50,910
Other long-term assets	1,168	1,020
Assets	73,867	58,648
Current liabilities
Accounts payable	775	595
Accrued liabilities	2,597	2,222
Current portion of long-term debt	1,877	1,812
Current portion of other long-term liabilities	1,012	463
Current liabilities	6,261	5,092
Non-current liabilities
Long-term debt	20,581	14,993
Other long-term liabilities	4,397	3,223
Deferred income tax liabilities	10,975	9,073
Liabilities	42,214	32,381
SHAREHOLDERS’ EQUITY
Share capital	9,109	4,671
Retained earnings	22,612	21,526
Accumulated other comprehensive income (loss)	(68)	70
Shareholders' equity	31,653	26,267
Liabilities and shareholders' equity	$ 73,867	$ 58,648